Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class R6, and Class P Shares

of the

Goldman Sachs Global Income Fund

(the “Fund”)

Supplement dated February 14, 2020 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2019, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust has recently approved a change in the name, investment objective and principal investment strategy of the Fund. These changes will become effective after the close of business on April 30, 2020.

The Fund’s name will change to the “Goldman Sachs Global Core Fixed Income Fund.”

The Fund’s current investment objective is to seek a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund’s new investment objective will be to seek a total return consisting of capital appreciation and income.

Accordingly, on April 30, 2020, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Global Income Fund” are replaced with “Goldman Sachs Global Core Fixed Income Fund.”

The following replaces in its entirety the “Goldman Sachs Global Income Fund —Summary — Investment Objective” in the Prospectuses and the “Investment Objective” in the Summary Prospectuses:

The Goldman Sachs Global Core Fixed Income Fund (formerly, the Goldman Sachs Global Income Fund) (the “Fund”) seeks a total return consisting of capital appreciation and income.

The following is added in the “Goldman Sachs Global Income Fund — Summary —Principal Strategy” and “Investment Management Approach — Principal Investment Strategies — Global Income Fund” sections in the Prospectuses and the “Principal Strategy” sections in the Summary Prospectuses:

“Core” in the Fund’s name means that the Fund focuses its investments in intermediate and long-term investment grade bonds.

Goldman Sachs Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class R6, and Class P Shares

of the

Goldman Sachs Global Income Fund

(the “Fund”)

Supplement dated February 14, 2020 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2019, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust has recently approved a change in the name, investment objective and principal investment strategy of the Fund. These changes will become effective after the close of business on April 30, 2020.

The Fund’s name will change to the “Goldman Sachs Global Core Fixed Income Fund.”

The Fund’s current investment objective is to seek a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund’s new investment objective will be to seek a total return consisting of capital appreciation and income.

Accordingly, on April 30, 2020, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Global Income Fund” are replaced with “Goldman Sachs Global Core Fixed Income Fund.”

The following replaces in its entirety the “Goldman Sachs Global Income Fund —Summary — Investment Objective” in the Prospectuses and the “Investment Objective” in the Summary Prospectuses:

The Goldman Sachs Global Core Fixed Income Fund (formerly, the Goldman Sachs Global Income Fund) (the “Fund”) seeks a total return consisting of capital appreciation and income.

The following is added in the “Goldman Sachs Global Income Fund — Summary —Principal Strategy” and “Investment Management Approach — Principal Investment Strategies — Global Income Fund” sections in the Prospectuses and the “Principal Strategy” sections in the Summary Prospectuses:

“Core” in the Fund’s name means that the Fund focuses its investments in intermediate and long-term investment grade bonds.